Expenses by nature - Summary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	$ 84,780	$ 71,332	$ 84,501
Raw materials and consumables	38,742	26,749	32,675
Depreciation and amortization	134,505	114,443	140,723
Depreciation of right of use assets	13,626	10,269	9,266
Fertilizers, agrochemicals and seeds			0
Fuel, lubricants and others	28,035	19,387	27,940
Maintenance and repairs	24,524	17,283	24,378
Freights	50,752	40,257	28,424
Export taxes / selling taxes	43,509	35,966	52,312
Export expenses	11,745	8,801	5,552
Contractors and services	9,840	6,614	10,610
Energy transmission	2,347	2,231	3,145
Feeeding expenses			0
Veterinary expenses			0
Energy power	6,580	4,712	5,153
Professional fees	9,409	7,938	9,499
Other taxes	3,926	2,902	2,514
Contingencies	855	703	459
Lease expense and similar arrangements	2,852	939	1,288
Third parties raw materials	83,633	65,433	42,139
Tax recoveries	(1,546)	(1,087)	(396)
Others	24,831	14,701	21,330
Subtotal	572,945	449,573	501,512
Own agricultural produce consumed	371,896	211,054	186,815
Total	944,841	660,627	688,327
Cost of production of manufactured products
Disclosure of Expenses [Line Items]
Total	757,385	512,141	524,153
Cost of production of manufactured products | Farming | Crops
Disclosure of Expenses [Line Items]
Total	59,590	44,074	33,952
Cost of production of manufactured products | Farming | Rice
Disclosure of Expenses [Line Items]
Total	124,304	79,507	66,386
Cost of production of manufactured products | Farming | Dairy
Disclosure of Expenses [Line Items]
Total	158,083	102,933	68,851
Cost of production of manufactured products | Sugar, Ethanol and Energy
Disclosure of Expenses [Line Items]
Total	415,408	285,627	354,964
General and Administrative Expenses
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	30,727	25,519	27,492
Raw materials and consumables	0	0	0
Depreciation and amortization	14,280	12,490	11,212
Depreciation of right of use assets	7,173	3,557	2,007
Fertilizers, agrochemicals and seeds			0
Fuel, lubricants and others	854	428	593
Maintenance and repairs	1,956	954	1,755
Freights	0	0	0
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	0	0	0
Energy transmission	0	0	88
Feeeding expenses			0
Veterinary expenses			0
Energy power	335	137	145
Professional fees	7,600	6,261	8,065
Other taxes	582	376	1,089
Contingencies	855	703	459
Lease expense and similar arrangements	1,863	283	831
Third parties raw materials	0	0	0
Tax recoveries	0	0	0
Others	3,569	2,720	3,466
Subtotal	69,794	53,428	57,202
Own agricultural produce consumed	0	0	0
Total	69,794	53,428	57,202
Selling Expenses
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	7,221	5,206	6,211
Raw materials and consumables	0	0	0
Depreciation and amortization	1,304	985	868
Depreciation of right of use assets	49	24	5
Fertilizers, agrochemicals and seeds			0
Fuel, lubricants and others	279	187	225
Maintenance and repairs	800	476	534
Freights	38,970	33,111	23,130
Export taxes / selling taxes	43,509	35,966	52,312
Export expenses	11,745	8,801	5,552
Contractors and services	0	0	0
Energy transmission	2,347	2,231	3,057
Feeeding expenses			0
Veterinary expenses			0
Energy power	85	114	145
Professional fees	815	1,060	1,047
Other taxes	62	21	28
Contingencies	0	0	0
Lease expense and similar arrangements	251	226	125
Third parties raw materials	0	0	0
Tax recoveries	0	0	0
Others	10,225	6,650	13,733
Subtotal	117,662	95,058	106,972
Own agricultural produce consumed	0	0	0
Total	117,662	95,058	106,972
Operating segments | Cost of production of manufactured products
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	46,832	40,607	50,798
Raw materials and consumables	38,742	26,749	32,675
Depreciation and amortization	118,921	100,968	128,643
Depreciation of right of use assets	6,404	6,688	7,254
Fertilizers, agrochemicals and seeds			0
Fuel, lubricants and others	26,902	18,772	27,122
Maintenance and repairs	21,768	15,853	22,089
Freights	11,782	7,146	5,294
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	9,840	6,614	10,610
Energy transmission	0	0	0
Feeeding expenses			0
Veterinary expenses			0
Energy power	6,160	4,461	4,863
Professional fees	994	617	387
Other taxes	3,282	2,505	1,397
Contingencies	0	0	0
Lease expense and similar arrangements	738	430	332
Third parties raw materials	83,633	65,433	42,139
Tax recoveries	(1,546)	(1,087)	(396)
Others	11,037	5,331	4,131
Subtotal	385,489	301,087	337,338
Own agricultural produce consumed	371,896	211,054	186,815
Total	757,385	512,141	524,153
Operating segments | Cost of production of manufactured products | Farming | Crops
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	3,651	2,348	1,880
Raw materials and consumables	578	448	314
Depreciation and amortization	3,930	2,929	2,581
Depreciation of right of use assets	0	0	0
Fertilizers, agrochemicals and seeds			0
Fuel, lubricants and others	336	131	228
Maintenance and repairs	1,341	639	290
Freights	644	172	146
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	2,587	1,358	1,051
Energy transmission	0	0	0
Feeeding expenses			0
Veterinary expenses			0
Energy power	1,276	803	725
Professional fees	78	32	20
Other taxes	23	20	1
Contingencies	0	0	0
Lease expense and similar arrangements	162	111	83
Third parties raw materials	2,804	3,257	7,136
Tax recoveries	0	0	0
Others	962	524	431
Subtotal	18,372	12,772	14,886
Own agricultural produce consumed	41,218	31,302	19,066
Total	59,590	44,074	33,952
Operating segments | Cost of production of manufactured products | Farming | Rice
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	6,841	4,466	4,738
Raw materials and consumables	373	3,072	6,527
Depreciation and amortization	2,692	2,016	1,897
Depreciation of right of use assets	102	19	116
Fertilizers, agrochemicals and seeds			0
Fuel, lubricants and others	89	68	83
Maintenance and repairs	1,851	1,492	1,120
Freights	8,154	4,617	2,405
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	235	116	138
Energy transmission	0	0	0
Feeeding expenses			0
Veterinary expenses			0
Energy power	1,501	1,015	1,298
Professional fees	84	35	65
Other taxes	92	76	74
Contingencies	0	0	0
Lease expense and similar arrangements	319	182	171
Third parties raw materials	2,852	6,578	5,629
Tax recoveries	0	0	0
Others	5,273	1,219	695
Subtotal	30,458	24,971	24,956
Own agricultural produce consumed	93,846	54,536	41,430
Total	124,304	79,507	66,386
Operating segments | Cost of production of manufactured products | Farming | Dairy
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	9,268	7,452	4,412
Raw materials and consumables	24,755	14,486	10,151
Depreciation and amortization	3,590	2,812	2,140
Depreciation of right of use assets	602	461	344
Fertilizers, agrochemicals and seeds			0
Fuel, lubricants and others	1,730	2,030	1,381
Maintenance and repairs	1,779	1,141	985
Freights	2,377	1,708	1,959
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	260	54	40
Energy transmission	0	0	0
Feeeding expenses			0
Veterinary expenses			0
Energy power	2,544	1,879	1,659
Professional fees	140	103	127
Other taxes	118	97	81
Contingencies	0	0	0
Lease expense and similar arrangements	257	137	78
Third parties raw materials	62,737	42,051	18,131
Tax recoveries	0	0	0
Others	2,166	1,975	681
Subtotal	112,323	76,386	42,169
Own agricultural produce consumed	45,760	26,547	26,682
Total	158,083	102,933	68,851
Operating segments | Cost of production of manufactured products | Farming | All other segments
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	0	0	0
Raw materials and consumables	0	0	0
Depreciation and amortization	0	0	0
Depreciation of right of use assets	0	0	0
Fertilizers, agrochemicals and seeds			0
Fuel, lubricants and others	0	0	0
Maintenance and repairs	0	0	0
Freights	0	0	0
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	0	0	0
Energy transmission	0	0	0
Feeeding expenses			0
Veterinary expenses			0
Energy power	0	0	0
Professional fees	0	0	0
Other taxes	0	0	0
Contingencies	0	0	0
Lease expense and similar arrangements	0	0	0
Third parties raw materials	0	0	0
Tax recoveries	0	0	0
Others	0	0	0
Subtotal	0	0	0
Own agricultural produce consumed	0	0	0
Total	0	0	0
Operating segments | Cost of production of manufactured products | Sugar, Ethanol and Energy
Disclosure of Expenses [Line Items]
Salaries, social security expenses and employee benefits	27,072	26,341	39,768
Raw materials and consumables	13,036	8,743	15,683
Depreciation and amortization	108,709	93,211	122,025
Depreciation of right of use assets	5,700	6,208	6,794
Fertilizers, agrochemicals and seeds			0
Fuel, lubricants and others	24,747	16,543	25,430
Maintenance and repairs	16,797	12,581	19,694
Freights	607	649	784
Export taxes / selling taxes	0	0	0
Export expenses	0	0	0
Contractors and services	6,758	5,086	9,381
Energy transmission	0	0	0
Feeeding expenses			0
Veterinary expenses			0
Energy power	839	764	1,181
Professional fees	692	447	175
Other taxes	3,049	2,312	1,241
Contingencies	0	0	0
Lease expense and similar arrangements	0	0	0
Third parties raw materials	15,240	13,547	11,243
Tax recoveries	(1,546)	(1,087)	(396)
Others	2,636	1,613	2,324
Subtotal	224,336	186,958	255,327
Own agricultural produce consumed	191,072	98,669	99,637
Total	$ 415,408	$ 285,627	$ 354,964